29. Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share Tables
Basic and diluted earnings per share
Basic Earnings per Share	2017	2016	2015

Net income for the year of the Company	1,574,306	1,561,585	1,503,466
Weighted average shares outstanding (in thousands)	541,813	541,391	543,775
Basic earnings per share –R$	2.9056	2.8844	2.7649

Diluted Earnings per Share	2017	2016	2015

Net income for the year of the Company	1,574,306	1,561,585	1,503,466
Weighted average shares outstanding (in thousands), including deferred stock plan and subscription warrants - indemnification	545,740	545,509	548,054
Diluted earnings per share –R$	2.8847	2.8626	2.7433

Weighted average shares outstanding

Weighted Average Shares Outstanding (in thousands)	2017	2016	2015

Weighted average shares outstanding for basic per share calculation	541,813	541,391	543,775
Dilution effect
Subscription warrants - indemnification	2,395	2,267	2,161
Deferred Stock Plan	1,532	1,851	2,118
Weighted average shares outstanding for diluted per share calculation	545,740	545,509	548,054